UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emerson Investment Management, Inc.
Address:	11 Beacon Street
		Boston, Massachusetts  02108

Form 13F File Number: 	28-6048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Bradford Gardner
Title:		Managing Director
Phone:		(617) 720-1516

Signature, Place, and Date of Signing:

	/s/  Bradford Gardner	   Boston, Massachusetts	   November 13, 2003
      ------------------------	   ---------------------	   -----------
	     [signature]	       [City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				 UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			120 Data Records

Form 13F Information Table Value Total:			$323,284

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

EMERSON INVESTMENT MANAGEMENT, INC.
FORM 13F
September 30, 2003




 							    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

1/10 BERKSHIRE HTHWY CL A 	CL A		084670991	225       30 SH	      	Sole			     30
ALLIANCE CAP MGMT L P UNIT LTD	COM		01855a101	754    22500 SH	      	Sole			  22500
AMBAC FINL GROUP INC COM	COM		023139108	482	7535 SH		Sole			   7535
AMERICAN INT'L GROUP		COM		026874107      2726    47239 SH		Sole		          47239
AMGEN INC COM			COM		031162100      2286    35399 SH		Sole			  35399
ANALOG DEVICES			COM		032654105      1193    31367 SH		Sole			  31367
APACHE CORP			COM		037411105	604     8705 SH		Sole			   8705
APOLLO GROUP			COM		037604105	789    11951 SH		Sole			  11951
BANKNORTH GRP INC NEW COM	COM		06646r107      2611    92528 SH		Sole			  92528
BECKMAN COULTER INC		COM		075811109      4509    99020 SH		Sole			  99020
BED BATH & BEYOND		COM		075896100      2916    76369 SH		Sole			  76369
BERKSHIRE HATHAWAY INC CL B	CL B		084670207	237       95 SH		Sole			     95
BIOMET INC COM			COM		090613100      2888    85914 SH		Sole			  85914
BOSTON SCIENTIFIC CORP		COM		101137107	249	3900 SH		Sole			   3900
BP PLC - SPONS ADR		COM		055622104      1272    30225 SH		Sole			  30225
BRISTOL MYERS SQUIBB		COM		110122108      1293    50379 SH		Sole			  50379
C H ROBINSON WORLDWIDE COM	COM		12541w100	376    10105 SH		Sole			  10105
CAREER EDUCATION CORP		COM		141665109      1937    42750 SH		Sole			  42750
CENDANT CORP			COM		151313103      1773    94884 sH		Sole			  94884
CHEVRONTEXACO CORP COM		COM		166764100      1283    17957 SH		Sole			  17957
CISCO SYSTEMS INC		COM		17275R102      2428   124242 SH		Sole			 124242
CITIGROUP INC			COM		172967101      6622   145517 SH		Sole			 145517
COLGATE PALMOLIVE		COM		194162103      3655    65395 SH		Sole			  65395
CONOCOPHILLIPS COM		COM		20825c104      3822    69816 SH		Sole			  69816
COVANCE INC			COM		222816100	747    33370 SH		Sole			  33370
CVS 				COM		126650100      5377   173117 SH		Sole			 173117
DANAHER CORP DEL COM		COM		235851102	202     2730 SH		Sole			   2730
DELL INC			COM		24702r101      1526    45699 SH		Sole			  45699
DENTSPLY INTL INC NEW COM	COM		249030107      3130    69800 SH		Sole			  69800
EATON VANCE CORP COM NON VTG	COM		278265103	269     8030 SH		Sole			   8030
EMC CORP MASS			COM		268648102	308    24350 SH		Sole			  24350
EMERSON ELEC CO			COM		291011104      2230    42360 SH		Sole			  42360
EXXON MOBIL CORP		COM		30231g102      2589    70743 SH		Sole			  70743
FAIR ISAAC CORPORATION		COM		303250104      2330    39525 SH		Sole			  39525
FIRST DATA CORP			COM		319963104      2487    62248 SH		Sole			  62248
FLEETBOSTON FINL CORP COM	COM		339030108      5071   168197 SH		Sole			 168197
FOREST LABS INC			COM		345838106	206	4000 SH		Sole			   4000
GENERAL DYNAMICS CORP COM	COM		369550108	345	4415 SH		Sole			   4415
GENERAL ELECTRIC CO		COM		369604103      7126   239046 SH		Sole			 239046
GENUINE PARTS			COM		372460105      4647   145309 SH		Sole			 145309
HEALTHSPAN INC COM		COM		421976101	  0    10000 SH		Sole			  10000
HONEYWELL CORP			COM		438516106      2060    78193 SH		Sole			  78193
I SHARES UTILITIES		COM		81369y886      5895   269168 SH		Sole			 269168
IBM				COM		459200101      5516    62450 SH		Sole			  62450
INTEL CORP			COM		458140100      1445    52518 SH		Sole			  52518
J P MORGAN CHASE & CO		COM		46625h100	233     6780 SH		Sole			   6780
JOHNSON & JOHNSON		COM		478160104      4655    94007 SH		Sole			  94007
LINCOLN NATIONAL CORP		COM		534187109      1314    37135 SH		Sole			  37135
LOWES COS INC COM		COM		548661107      4704    90642 SH		Sole			  90642
LSI LOGIC CORP			COM		502161102      2108   234450 SH		Sole			 234450
LUBRIZOL			COM		549271104      1529    47117 SH		Sole			  47117
MARATHON OIL CORP		COM		565849106      3719   130483 SH		Sole			 130483
MBIA INC			COM		55262C100	258	4700 SH		Sole			   4700
MED DIVERSIFIED INC COM		COM		58401n102	  1    25000 SH		Sole			  25000
MEDIMMUNE INC			COM		584699102      1219    36920 SH		Sole			  36920
MEDTRONIC			COM		585055106	357	7619 SH		Sole			   7619
MERCK & CO INC			COM		589331107	376	7425 SH		Sole			   7425
METLIFE INC			COM		59156r108      1517    54070 SH		Sole			  54070
MICROSOFT INC			COM		594918104      6402   230383 SH		Sole			 230383
NOKIA CORP			COM		654902204      3035   194578 SH		Sole			 194578
ORACLE SYSTEMS			COM		68389X105      1256   111909 SH		Sole			 111909
PAYCHEX INC			COM		704326107	634    18679 SH		Sole			  18679
PEPSICO INC			COM		713448108	409	8935 SH		Sole			   8935
PETRO-CANADA			COM		71644e102      2663    68475 SH		Sole			  68475
PFIZER INC			COM		717081103      6473   213065 SH		Sole			 213065
QUALCOMM INC			COM		747525103	201	4825 SH		Sole			   4825
ROYAL DUTCH PET CO NY		COM		780257804	412	9330 SH		Sole			   9330
STATE STREET BOSTON		COM		857477103	690    15341 SH		Sole			  15341
STRYKER CORP			COM		863667101      1617    21470 SH		Sole			  21470
SUN MICROSYSTEMS		COM		866810104	217    65560 SH		Sole			  65560
SUNGARD DATA SYSTEMS		COM		867363103      3332   126630 SH		Sole			 126630
SYSCO CORP			COM		871829107      1978    60460 SH		Sole			  60460
TJX COMPANIES INC		COM		872540109      3280   168885 SH		Sole			 168885
UNITED PARCEL SERVICE CL B	CL B		911312106	231	3620 SH		Sole			   3620
UNITED TECHNOLOGIES		COM		913017109      4239    54850 SH		Sole			  54850
UNUMPROVIDENT CORPORATION	COM		91529Y106      4389   297125 SH		Sole			 297125
US BANCORP			COM		902973304      4599   191689 SH		Sole			 191689
VIACOM INC CL B			CL B		925524308      1350    35250 SH		Sole			  35250
VODAFONE GROUP PLC SPONSORED A	COM		92857w100	229    11305 SH		Sole			  11305
WALMART				COM		931142103      3484    62390 SH		Sole			  62390
WATSON PHARMACEUTICALS COM	COM		942683103      3134    75175 SH		Sole			  75175
WELLS FARGO & CO		COM		949746101	988    19176 SH		Sole			  19176
ISHARES MSCI EAFE INDEX FUND	MF		464287465      3197    27326 SH		Sole			  27326
SCHWAB CAP TR S&P 500 SELECT	MF		808509855	227    14638 SH		Sole			  14638
VANGUARD INDEX TR 500 PORT	MF		922908108	264	2868 SH		Sole			   2868
ABERDEEN ASIA-PACIFIC INCOME F	IBF		003009107      8458  1483821 SH		Sole			1483821
GLOBAL HIGH INCOME DOLLAR FD	IBF		37933G108     11915   693970 SH		Sole			 693970
STRATEGIC GLOBAL INCOME FD	IBF		862719101     10119   694953 SH		Sole			 694953
TEMPLETON GLOBAL INCOME		IBF		880198106     10905  1293627 SH		Sole			1293627
CREDIT SUISSE HIGH YIELD BOND 	BF		22544f103      1149   247564 SH		Sole			 247564
HIGH INCOME OPPORTUNITY FD	BF		42967q105      6444   908945 SH		Sole			 908945
ISHARES TR GS CORP BD FD	BF		464287242      2432    21655 SH		Sole			  21655
MANAGED HIGH INCOME		BF		56166C105      7179  1051158 SH		Sole			1051158
MFS MULTIMARKET INCOME TRUST	BF		552737108      7881  1269077 SH		Sole			1269077
OPPENHEIMER FUND		BF		683933105      6081   742551 SH		Sole			 742551
SENIOR HIGH INCOME		BF		81721E107      1063   181050 SH		Sole			 181050
TRANSAMERICA INC SHRS		BF		893506105	224    10000 SH		Sole			  10000
VAN KAMPEN BOND FUND		BF		920955101	274    15475 SH		Sole			  15475
VANGUARD FXD INC SECS		BF		922031307	142    13410 SH		Sole			  13410
AGL CAPITAL TRUST II 8.00% PFD	PFD		001198209	289    10700 SH		Sole			  10700
AGRIUM INC PFD (AGU PFD)	PFD		008916207      7190   284850 SH		Sole			 284850
AT&T CAPITAL CORP PFD 8.25%	PFD		00206J209      1125    44800 SH		Sole			  44800
BSCH FINANCE LTD (SANTAN) 8.62	PFD		g16547286	369    13656 SH		Sole			  13656
DELTA AIR LINES PFD		PFD		247361405	254    13300 SH		Sole			  13300
DOMINION CNG CAPITAL TRUST (DM	PFD		257206201      1333    49000 SH		Sole			  49000
EQUITY OFFICE PROPERTIES PFD G	PFD		294741871      5156   193110 SH		Sole			 193110
GLIMCHER REALTY PFD B		PFD		379302201      3260   129825 SH		Sole			 129825
HIGHWOODS PROPERTIES PFD B (HI	PFD		431284306      5566   224610 SH		Sole			 224610
HRPT PROPERTIES PFD A (HRP PFD	PFD		40426w200      7102   262560 SH		Sole			 262560
HRPT PROPERTIES PFD B (HRP PFD	PFD		40426w309      2375    88600 SH		Sole			  88600
JP MORGAN CHASE CAPITAL IX PFD	PFD		46623c202	495    18400 SH		Sole			  18400
LINCOLN NATL CAP V PFD GTD TR 	PFD		534042205      1377    51680 SH		Sole			  51680
PUBLIC STORAGE SERIES R PFD 8.	PFD		74460D687	809    30250 SH		Sole			  30250
ROYAL BANK SCOTLAND PFD I 8.0%	PFD		780097861	669    25650 SH		Sole			  25650
ROYAL BK SCOTLAND PFD H		PFD		780097879	530    20750 SH		Sole			  20750
UNUMPROVIDENT CORTS FIN 8.10% 	PFD		22081P209	523    21300 SH		Sole			  21300
CENSTOR CORP - CV PFD SER B	CPFD		151324209	  0    80000 SH		Sole			  80000
CRESCENT REAL ESTATES SER A CV	CPFD		225756204     17026   840785 SH		Sole			 840785
NEWELL FINL TR 5.25% PFD	CPFD		651195307      5356   127530 SH		Sole			 127530
UNOCAL CORP 6.25% PFD (UCCTP)	CPFD		91528T207      6858   133820 SH		Sole			 133820
